UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-3835_

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/08 is included with this Form.

■  Value Line Centurion Fund, Inc. (Unaudited)

Semiannual Report
To Contractowners

Kathleen Bramlage, Portfolio Manager

Objective:

Long-term growth of capital

Inception Date:

November 15, 1983

Net Assets at June 30, 2008:

$243,862,305

Portfolio Composition at June 30, 2008:

(Percentage of Total Net Assets)

Top Ten Common Stock Holdings (As of 6/30/2008)

Company	Percentage of Total Net Assets
Cleveland-Cliffs, Inc.	1.12%
Alpha Natural Resources, Inc.	1.11%
Apache Corp.	1.08%
Illumina, Inc.	1.07%
Gardner Denver, Inc.	1.07%
Genco Shipping & Trading Ltd.	1.07%
Mosaic Co. (The)	1.07%
Flowserve Corp.	1.07%
ENSCO International, Inc.	1.06%
Weatherford International Ltd.	1.06%

Sector Weightings vs. Index (As of 6/30/2008)

Average Annual Total Returns (For periods ended 6/30/2008)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	(10.44)%	(2.94)%	6.64%	8.48%	2.68%	9.68%
S&P 500 Index	(11.91)%	(13.12)%	4.41%	7.59%	2.88%	11.40%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

VALUE LINE CENTURION FUND, INC.        1

■  Value Line Centurion Fund, Inc. (Unaudited)

Semiannual Report
To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on January 1, 2008 and held for six months ended June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$895.60	$3.82	0.81%
Hypothetical (5% return before expenses)	$1,000	$1,020.84	$4.07	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

2        VALUE LINE CENTURION FUND, INC.

■  Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2008 (Unaudited)

Common Stocks — 97.0%

Shares		Value
Aerospace/Defense — 0.9%
311,000	Bombardier, Inc. Class B*	$2,262,873
Beverage–Alcoholic — 1.0%
32,000	Central European Distribution Corp.*	2,372,800
Biotechnology — 2.0%
74,000	Martek Biosciences Corp. *	2,494,540
32,000	Techne Corp.*	2,476,480
		4,971,020
Building Materials — 1.9%
13,000	Fluor Corp.	2,419,040
28,000	Jacobs Engineering Group, Inc.*	2,259,600
		4,678,640
Canadian Energy — 2.0%
24,000	Canadian Natural Resources Ltd.	2,406,000
59,000	Nexen, Inc.	2,345,250
		4,751,250
Chemical–Basic — 3.8%
21,000	Agrium, Inc.	2,258,340
28,000	Compass Minerals International, Inc.	2,255,680
31,000	FMC Corp.	2,400,640
10,000	Potash Corporation of Saskatchewan, Inc.	2,285,700
		9,200,360
Chemical–Diversified — 0.9%
17,000	Monsanto Co.	2,149,480
Chemical–Specialty — 5.8%
39,000	Airgas, Inc.	2,277,210
16,000	CF Industries Holdings, Inc.	2,444,800
18,000	Mosaic Co. (The)*	2,604,600
34,000	NewMarket Corp.	2,251,820
24,000	Praxair, Inc.	2,261,760
42,000	Sigma-Aldrich Corp.	2,262,120
		14,102,310
Coal — 4.1%
26,000	Alpha Natural Resources, Inc.*	2,711,540
32,000	Arch Coal, Inc.	2,400,960
32,000	Joy Global, Inc.	2,426,560
26,000	Massey Energy Co.	2,437,500
		9,976,560
Computer & Peripherals — 1.8%
13,000	Apple, Inc.*	2,176,720
62,000	Western Digital Corp.*	2,140,860
		4,317,580
Computer Software & Services — 2.9%
51,000	ANSYS, Inc.*	2,403,120
63,000	BMC Software, Inc.*	2,268,000
52,000	ManTech International Corp. Class A*	2,502,240
		7,173,360
Diversified Companies — 1.9%
48,000	AMETEK, Inc.	2,266,560
23,000	Valmont Industries, Inc.	2,398,670
		4,665,230
Drug — 1.0%
46,000	Gilead Sciences, Inc.*	2,435,700
Educational Services — 0.9%
11,000	Strayer Education, Inc.	$2,299,770
Electrical Equipment — 1.9%
96,000	Corning, Inc.	2,212,800
62,000	FLIR Systems, Inc.*	2,515,340
		4,728,140
Electronics — 0.9%
48,000	Amphenol Corp. Class A	2,154,240
Environmental — 0.9%
30,000	Clean Harbors, Inc.*	2,131,800
Food Processing — 1.0%
82,000	Flowers Foods, Inc.	2,323,880
Foreign Electronics — 0.9%
104,000	Matsushita Electric Industrial Co. Ltd. ADR	2,227,680
Health Care Information Systems — 1.0%
143,000	eResearchTechnology, Inc.*	2,493,920
Industrial Services — 1.8%
40,000	C.H. Robinson Worldwide, Inc.	2,193,600
49,000	Unifirst Corp.	2,188,340
		4,381,940
Internet — 1.0%
20,000	Priceline.com, Inc.*	2,309,200
Machinery — 7.7%
34,000	Bucyrus International, Inc. Class A	2,482,680
33,000	Cummins, Inc.	2,162,160
47,000	Donaldson Company, Inc.	2,098,080
50,000	Dover Corp.	2,418,500
19,000	Flowserve Corp.	2,597,300
46,000	Gardner Denver, Inc.*	2,612,800
25,000	Lindsay Corp.	2,124,250
32,000	Nordson Corp.	2,332,480
		18,828,250
Maritime — 2.9%
40,000	Genco Shipping & Trading Ltd.	2,608,000
53,000	Gorman-Rupp Co. (The)	2,111,520
47,000	Kirby Corp.*	2,256,000
		6,975,520
Medical Services — 1.9%
46,000	Amedisys, Inc.*	2,319,320
37,000	Universal Health Services, Inc. Class B	2,339,140
		4,658,460
Medical Supplies — 2.1%
219,000	CryoLife, Inc.*	2,505,360
30,000	Illumina, Inc. *	2,613,300
		5,118,660
Natural Gas–Diversified — 6.0%
21,000	Devon Energy Corp.	2,523,360
31,000	Energen Corp.	2,411,593
18,000	EOG Resources, Inc.	2,361,600
36,000	Questar Corp.	2,557,440
51,000	Southwestern Energy Co.*	2,428,110
59,000	Williams Companies, Inc. (The)	2,375,440
		14,657,543

See notes to financial statements.        3

■  Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

Shares		Value
Oilfield Services/Equipment — 8.0%
42,000	Cameron International Corp.*	$2,324,700
32,000	ENSCO International, Inc.	2,583,680
47,000	Halliburton Co.	2,494,290
27,000	National-Oilwell Varco, Inc.*	2,402,363
36,000	Noble Corp.	2,338,560
29,000	Smith International, Inc.	2,411,060
16,000	Transocean, Inc.*	2,438,240
52,000	Weatherford International Ltd.*	2,578,680
		19,571,573
Petroleum–Integrated — 2.0%
19,000	Hess Corp.	2,397,610
26,000	Murphy Oil Corp.	2,549,300
		4,946,910
Petroleum–Producing — 6.0%
19,000	Apache Corp.	2,641,000
38,000	Berry Petroleum Co. Class A	2,237,440
25,000	Noble Energy, Inc.	2,514,000
32,000	Pioneer Natural Resources Co.	2,504,960
60,000	Quicksilver Resources, Inc.*	2,318,400
37,000	Range Resources Corp.	2,424,980
		14,640,780
Pharmacy Services — 1.0%
37,000	Express Scripts, Inc.*	2,320,640
Precision Instrument — 2.8%
46,000	Axsys Technologies, Inc.*	2,393,840
63,000	II-VI, Inc.*	2,199,960
18,000	K-Tron International, Inc.*	2,332,800
		6,926,600
Railroad — 1.9%
37,000	CSX Corp.	2,323,970
52,000	Kansas City Southern*	2,287,480
		4,611,450
Restaurant — 0.9%
49,000	Panera Bread Co. Class A*	2,266,740
Retail–Automotive — 0.9%
49,000	Copart, Inc.*	2,098,180
Retail–Special Lines — 4.8%
75,000	Aeropostale, Inc.*	2,349,750
51,000	Buckle, Inc. (The)	2,332,230
56,000	Gymboree Corp. (The)*	2,243,920
70,000	Ross Stores, Inc.	2,486,400
76,000	Urban Outfitters, Inc.*	2,370,440
		11,782,740
Retail Store — 1.0%
44,000	Wal-Mart Stores, Inc.	$2,472,800
Semiconductor — 1.0%
99,000	Xilinx, Inc.	2,499,750
Shoe — 1.0%
17,000	Deckers Outdoor Corp.*	2,379,602
Steel–General — 3.0%
23,000	Cleveland-Cliffs, Inc.	2,741,370
70,000	Linear Technology Corp.	2,279,900
30,000	Nucor Corp.	2,240,100
		7,261,370
Trucking — 1.0%
35,000	Ryder System, Inc.	2,410,800
Wireless Networking — 0.8%
16,000	Research In Motion Ltd.*	1,870,400
	Total Common Stocks And Total Investment Securities — 97.0% (Cost $213,032,087)	$236,406,501

Repurchase Agreements — 3.1%

Principal Amount
$7,600,000	With Morgan Stanley, 1.50%, dated 6/30/08, due 7/1/08, delivery value $7,600,317 (collateralized by $5,365,000 U.S. Treasury Bonds 8.75%, due 8/15/20, with a value of $7,746,750)	$7,600,000
	Total Repurchase Agreement (Cost $7,600,000)	7,600,000
Excess Of Liabilities Over Cash And Other Assets — (–0.1%)		(144,196)
Net Assets — 100.0%		$243,862,305
Net Asset Value Per Outstanding Share ($243,862,305 ÷ 12,744,146 shares outstanding)		$19.14

*	Non-income producing. ADR American Depositary Receipt.

4        See notes to financial statements.

■  Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2008 (Unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157“), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$236,405,501	—
Level 2 – Other Significant Observable Inputs	7,600,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$244,006,501	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ending 6/30/08, there were no Level 3 investments.

See notes to financial statements.        5

■  Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

ASSETS:
Investment securities, at value (Cost — $213,032,087)	$236,406,501
Repurchase agreements (Cost — $7,600,000)	7,600,000
Cash	58,463
Receivable for securities sold	9,473,063
Interest and dividends receivable	82,934
Receivable for capital shares sold	39,874
Prepaid expenses	20,390
Total Assets	253,681,225
LIABILITIES:
Payable for securities purchased	9,568,998
Payable for capital shares repurchased	84,270
Accrued expenses:
Advisory fee	102,378
Service and distribution plan fees	51,197
Directors’ fees and expenses	4,898
Other	7,179
Total Liabilities	9,818,920
Net Assets	$243,862,305
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 12,744,146 shares)	$12,744,146
Additional paid-in capital	179,150,048
Accumulated net investment loss	(340,582)
Accumulated net realized gain on investments	28,934,278
Net unrealized appreciation of investments and foreign currency	23,374,415
Net Assets	$243,862,305
Net Asset Value Per Outstanding Share ($243,862,305 ÷ 12,744,146 shares outstanding)	$19.14

Statement of Operations

Six Months Ended
June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $7,526)	$592,318
Interest	78,814
Total Income	671,132
Expenses:
Advisory fee	623,240
Service and distribution plan fees	498,592
Auditing and legal fees	35,749
Custodian fees	23,270
Directors’ fees and expenses	10,124
Insurance	7,924
Other	659
Total Expenses Before Custody Credits and Fees Waived	1,199,558
Less: Service and Distribution Plan Fees Waived	(186,972)
Less: Custody Credits	(872)
Net Expenses	1,011,714
Net Investment Loss	(340,582)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Loss	(15,304,511)
Change in Net Unrealized Appreciation/(Depreciation)	(14,869,779)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(30,174,290)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(30,514,872)

6        See notes to financial statements.

■  Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Operations:
Net investment loss	$(340,582)	$(257,382)
Net realized gain/(loss) on investments	(15,304,511)	44,471,759
Change in net unrealized appreciation/(depreciation)	(14,869,779)	9,887,849
Net increase/(decrease) in net assets from operations	(30,514,872)	54,102,226
Distributions to Shareholders:
Net realized gain from investment transactions	—	(19,936,538)
Capital Share Transactions:
Proceeds from sale of shares	3,411,571	10,351,433
Proceeds from reinvestment of dividends and distributions to shareholders	—	19,936,538
Cost of shares repurchased	(20,982,969)	(56,341,129)
Net decrease in net assets from capital share transactions	(17,571,398)	(26,053,158)
Total Increase/(Decrease) in Net Assets	(48,086,270)	8,112,530

NET ASSETS:
Beginning of period	291,948,575	283,836,045
End of period	$243,862,305	$291,948,575
Accumulated net investment loss, at end of period	$(340,582)	$—

See notes to financial statements.        7

■  Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended December 31,
	Six Months Ended June 30, 2008 (Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$21.36		$18.96	$20.07	$20.24	$18.15	$15.19
Income/(loss) from investment operations:
Net investment loss	(0.03)		(0.02)	(0.05)	(0.08)	(0.05)	(0.03)
Net gains or (losses) on securities (both realized and unrealized)	(2.19)		3.89	0.63	1.88	2.14	2.99
Total from investment operations	(2.22)		3.87	0.58	1.80	2.09	2.96
Less distributions:
Distributions from net realized gains	—		(1.47)	(1.69)	(1.97)	—	—
Net asset value, end of period	$19.14		$21.36	$18.96	$20.07	$20.24	$18.15
Total return*	(10.44	)%(3)	20.72%	3.85%	9.13%	11.51%	19.49%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$243,862		$291,949	$283,836	$325,817	$350,409	$355,435
Ratio of expenses to average net assets (1)	0.96	%(4)	0.96%	0.98%	0.96%	0.95%	0.99%
Ratio of expenses to average net assets (2)	0.81	%(4)	0.79%	0.89%	0.96%	0.95%	0.99%
Ratio of net investment loss to average net assets	(0.27	)%(4)	(0.09)%	(0.24)%	(0.39)%	(0.27)%	(0.19)%
Portfolio turnover rate	133	%(3)	200%	220%	219%	187%	129%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of a portion of the service and distribution plan fees by the Distributor, would have been 0.95% for the year ended December 31, 2007 and would not have changed for the other periods shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

(3)	Not annualized.

(4)	Annualized.

8        See notes to financial statements.

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements

June 30, 2008 (Unaudited)

1.    Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by the Value Line Investment Survey, one of the nation’s major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

(D) Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F) Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2008 (Unaudited)

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/ (loss) on investments and changes in unrealized appreciation/(depreciation) on investments.

(G) Representations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Shares sold	180,354	507,061
Shares issued in reinvestment of dividends and distributions	—	971,566
Shares repurchased	(1,107,025)	(2,781,422)
Net decrease	(926,671)	(1,302,795)
Distributions per share from net realized gains	$—	$1.47

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2008 (Unaudited)
PURCHASES:
Investment Securities	$326,271,487
SALES:
Investment Securities	$342,366,476

4.    Income Taxes (Unaudited)

At June 30, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$220,632,087
Gross tax unrealized appreciation	$29,225,599
Gross tax unrealized depreciation	(5,851,185)
Net tax unrealized appreciation on investments	$23,374,414

■  Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2008 (Unaudited)

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $623,240 was paid or payable to Value Line, Inc. (the “Adviser”), the Fund’s investment adviser, for the six months ended June 30, 2008. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., in advertising marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2008, fees amounting to $498,592, before fee waivers, were accrued under the Plan. Effective May 1, 2007 and 2008, the Distributor contractually agreed to waive 0.15% of the Fund’s 12b-1 fee for one year periods. The fees waived amounted to $186,972. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2008, the Fund’s expenses were reduced by $872 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

6.	Subsequent Event

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

■  Value Line Centurion Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Centurion Fund, Inc. (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Value Line Centurion Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc.1 (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all multi-cap growth funds underlying variable insurance products regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 13 other multi-cap growth funds underlying variable insurance products, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other multi-cap growth funds underlying variable insurance products (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper Multi-Cap Growth Index (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the average performance of the Performance Universe and the performance of Lipper Index for the one-year and three-year periods ended December 31, 2007. The Board also

1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Directors discussed herein Value Line, Inc. remained the Fund’s investment adviser.

■  Value Line Centurion Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Centurion Fund, Inc. (Unaudited) (Continued)

noted that the Fund’s performance for the five-year and ten-year periods ended December 31, 2007 was below both the Performance Universe average and the performance of the Lipper Index.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Fund’s management fee rate for the most recent fiscal year was below that of the Expense Universe average and the Expense Group average. Based on these factors, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective May 23, 2006, Value Line Securities, Inc., the Fund’s principal underwriter, voluntarily agreed to waive a portion of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Fund’s average daily net assets. The Board also noted that Value Line Securities, Inc. contractually agreed to waive the same percentage of the Fund’s Rule 12b-1 fee for a one-year period ended April 30, 2008 so that it could not be changed without the Board’s approval during the contractual waiver period, and that Value Line Securities, Inc. has agreed to extend this contractual 12b-1 fee waiver through April 30, 2009. As a result of this contractual Rule 12b-1 fee waiver, the Board noted that the Fund’s total expense ratio (after giving effect to this waiver) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense

■  Value Line Centurion Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Centurion Fund, Inc. (Unaudited) (Continued)

Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion. The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

■  Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:    September 3, 2008